INCOME TAXES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Examination [Line Items]
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.70%)	(3.90%)	(36.30%)
Deferred Tax Assets Operating Loss Carryforwards Indefinitely	$ 4,893	$ 4,959
Operating Loss Carry forward Expiration Date		expire five years from respective financial years incurring the losses	expire five years from respective financial years incurring the losses
HONG KONG [Member]
Income Tax Examination [Line Items]
Effect of different tax rate of subsidiaries operating in other jurisdictions	16.50%	16.50%	16.50%
CHINA [Member]
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%